Provisions for employees benefits (Details 4) - COP ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of defined benefit plans [line items]
Plan assets, at fair value	$ 12,471,163	$ 12,123,175
AAA [member]
Disclosure of defined benefit plans [line items]
Plan assets, at fair value	4,870,932	4,467,642
Nation [member]
Disclosure of defined benefit plans [line items]
Plan assets, at fair value	4,471,274	4,610,251
AA+ [member]
Disclosure of defined benefit plans [line items]
Plan assets, at fair value	690,391	470,944
BAA2 [member]
Disclosure of defined benefit plans [line items]
Plan assets, at fair value	371,972	141,940
BBB [member]
Disclosure of defined benefit plans [line items]
Plan assets, at fair value	246,795	150,808
F1+ [member]
Disclosure of defined benefit plans [line items]
Plan assets, at fair value	230,321	416,439
BBB- [member]
Disclosure of defined benefit plans [line items]
Plan assets, at fair value	192,636	23,237
BBB+ [member]
Disclosure of defined benefit plans [line items]
Plan assets, at fair value	159,103	193,835
BRC 1+ [member]
Disclosure of defined benefit plans [line items]
Plan assets, at fair value	118,008	309,282
AA [member]
Disclosure of defined benefit plans [line items]
Plan assets, at fair value	58,234	79,750
BAA3 [member]
Disclosure of defined benefit plans [line items]
Plan assets, at fair value	45,699	131,993
A [member]
Disclosure of defined benefit plans [line items]
Plan assets, at fair value	39,048	4,175
A3 [member]
Disclosure of defined benefit plans [line items]
Plan assets, at fair value	29,098	61,325
AA3 [member]
Disclosure of defined benefit plans [line items]
Plan assets, at fair value	27,051	14,385
AA- [member]
Disclosure of defined benefit plans [line items]
Plan assets, at fair value	18,770	34,197
VRR1 + [member]
Disclosure of defined benefit plans [line items]
Plan assets, at fair value	14,112	55,821
BAA1 [member]
Disclosure of defined benefit plans [line items]
Plan assets, at fair value	5,296	5,274
Other qualifications [member]
Disclosure of defined benefit plans [line items]
Plan assets, at fair value	9,621	66,470
No rating available [member]
Disclosure of defined benefit plans [line items]
Plan assets, at fair value	$ 872,802	$ 885,407